FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: September 30, 2008
                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Stark Global Opportunities Management LLC
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. McNally
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

   /s/  Daniel J. McNally       St. Francis, Wisconsin     November 14, 2008
-----------------------------   ----------------------     -----------------
         (Signature)                (City, State)                (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $45,750 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            None

Column 1:                    Column 2:       Column 3:    Column 4:           Column 5:        Column 6:  Column 7:   Column 8:
 Name of                      Title of         CUSIP        Value      Shrs or    SH/   Put/ Investment   Other    Voting Authority
  Issuer                       Class          Number      (x $1000)    Prn Amt    PRN   Call Discretion  Managers  Sole  Shared None
ALPHA NATURAL RESOURCES INC  COM              02076X102       847        16,464   SH           Sole                16,464
ALPHA NATURAL RESOURCES INC  NOTE 2.375% 4/1  02076XAA0       816           768   PRN          Sole                   768
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109     1,257        49,968   SH           Sole                49,968
CONSOL ENERGY INC            COM              20854P109       964        21,000   SH    CALL   Sole
FREEPORT-MCMORAN COPPER & GO COM              35671D857     7,811       137,400   SH    CALL   Sole
FREEPORT-MCMORAN COPPER & GO COM              35671D857       279         4,905   SH           Sole                 4,905
ISHARES TR                   MSCI EMERG MKT   464287234    12,674       370,900   SH    CALL   Sole
ISHARES TR                   MSCI EMERG MKT   464287234    12,442       364,121   SH           Sole               364,121
MASSEY ENERGY CORP           COM              576206106       574        16,089   SH           Sole                16,089
NATIONAL CITY CORP           COM              635405103     2,105     1,202,831   SH           Sole             1,202,831
NATIONAL CITY CORP           COM              635405103       175        99,800   SH    CALL   Sole
NUCOR CORP                   COM              670346105       980        24,800   SH    CALL   Sole
PEABODY ENERGY CORP          COM              704549104       485        10,788   SH           Sole                10,788
PEABODY ENERGY CORP          COM              704549104       662        14,700   SH    CALL   Sole
RUBY TUESDAY INC             COM              781182100        96        16,577   SH           Sole                16,577
SPDR TR                      UNIT SER 1       78462F103       448         3,860   SH           Sole                 3,860
UNITED STATES STL CORP NEW   COM              912909108     3,135        40,400   SH    CALL   Sole